Business combinations - Minimum Annual Guaranteed Royalties (Details) - Tom Ford International LLC - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Apr. 28, 2023
Disclosure of detailed information about business combination [line items]
Long-term licensing and collaboration agreement, term of minimum annual guaranteed royalties		10 years
Royalty expense	€ 181.7
Due within 1 year
Disclosure of detailed information about business combination [line items]
Royalty expense	16.8
Due in 1 to 5 years
Disclosure of detailed information about business combination [line items]
Royalty expense	72.2
Due in 5 to 10 years
Disclosure of detailed information about business combination [line items]
Royalty expense	€ 92.7